Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Concentrations [Abstract]
CONCENTRATIONS
10 – CONCENTRATIONS

Sales to six hospitals represented approximately 52% of net sales for the three months ended September 30, 2013.
Four and three vendors represented approximately 42% and 68% of the outstanding accounts payable balance as of September 30, 2013 and December 31, 2012, respectively.
Four customers represented approximately 55% and 62% of the accounts receivable as of September 30, 2013 and December 31, 2012 respectively.

13 – CONCENTRATIONS

Sales to thirteen hospitals represented approximately 89% of net sales for the year ended December 31, 2012Wherein, seven and six hospitals respectively are part of two larger health systems.  The company has direct relationships with both the individual hospitals and the health systems.  As such, the strength of the relationship is driven by the individual hospitals.

Sales to two customers were approximately 32% for the year ended December 31, 2011.

Three vendors represented approximately 68% of the outstanding accounts payable balance as of December 31, 2011.
One customer represented approximately 62% of the accounts receivable as of December 31, 2012. Three customers represented approximately 60% of the accounts receivable as of December 31, 2011.